REVENUES (Schedule of Contract liabilities) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segments, Geographical Areas [Abstract]
Opening balance	$ 6,928	$ 5,239
Revenue deferrals	1,578	7,012
Revenue recognized	(2,555)	(5,323)
Closing balance	$ 5,951	$ 6,928